American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
December 31, 2019

Large Company Value - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.2%
Aerospace and Defense — 0.8%
Textron, Inc.	149,400	6,663,240
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	74,600	8,732,676
Airlines — 1.5%
Southwest Airlines Co.	242,700	13,100,946
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	269,300	7,623,883
Banks — 13.3%
Bank of America Corp.	233,000	8,206,260
JPMorgan Chase & Co.	157,100	21,899,740
PNC Financial Services Group, Inc. (The)	187,700	29,962,551
Truist Financial Corp.	322,800	18,180,096
U.S. Bancorp	318,100	18,860,149
Wells Fargo & Co.	304,300	16,371,340
		113,480,136
Beverages — 1.6%
PepsiCo, Inc.	102,500	14,008,675
Biotechnology — 0.7%
Gilead Sciences, Inc.	96,000	6,238,080
Building Products — 1.0%
Johnson Controls International plc	216,400	8,809,644
Capital Markets — 3.6%
Ameriprise Financial, Inc.	72,200	12,027,076
Bank of New York Mellon Corp. (The)	365,600	18,400,648
		30,427,724
Chemicals — 0.6%
DuPont de Nemours, Inc.	85,800	5,508,360
Communications Equipment — 1.5%
Cisco Systems, Inc.	267,800	12,843,688
Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(1)	146,200	33,114,300
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	471,600	28,956,240
Electric Utilities — 5.7%
Eversource Energy	179,000	15,227,530
Pinnacle West Capital Corp.	182,400	16,403,232
Xcel Energy, Inc.	261,600	16,608,984
		48,239,746
Electrical Equipment — 3.0%
Eaton Corp. plc	78,700	7,454,464
Emerson Electric Co.	236,000	17,997,360
		25,451,824

Electronic Equipment, Instruments and Components — 1.1%
TE Connectivity Ltd.	100,600	9,641,504
Energy Equipment and Services — 2.5%
Baker Hughes Co.	242,800	6,222,964
Schlumberger Ltd.	373,800	15,026,760
		21,249,724
Equity Real Estate Investment Trusts (REITs) — 3.1%
Welltower, Inc.	167,400	13,689,972
Weyerhaeuser Co.	421,600	12,732,320
		26,422,292
Food and Staples Retailing — 1.9%
Koninklijke Ahold Delhaize NV	318,000	7,969,674
Walmart, Inc.	72,100	8,568,364
		16,538,038
Food Products — 1.8%
Conagra Brands, Inc.	112,400	3,848,576
Mondelez International, Inc., Class A	205,000	11,291,400
		15,139,976
Health Care Equipment and Supplies — 8.9%
Hologic, Inc.(1)	252,100	13,162,141
Medtronic plc	311,800	35,373,710
Zimmer Biomet Holdings, Inc.	186,100	27,855,448
		76,391,299
Health Care Providers and Services — 1.4%
Quest Diagnostics, Inc.	111,700	11,928,443
Health Care Technology — 1.6%
Cerner Corp.	182,000	13,356,980
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	125,800	6,394,414
Household Durables — 0.6%
PulteGroup, Inc.	124,200	4,818,960
Household Products — 5.2%
Colgate-Palmolive Co.	262,200	18,049,848
Kimberly-Clark Corp.	83,000	11,416,650
Procter & Gamble Co. (The)	120,100	15,000,490
		44,466,988
Industrial Conglomerates — 1.6%
Siemens AG	101,500	13,268,070
Insurance — 3.2%
Aflac, Inc.	130,300	6,892,870
Chubb Ltd.	129,600	20,173,536
		27,066,406
Machinery — 0.7%
Cummins, Inc.	35,000	6,263,600
Oil, Gas and Consumable Fuels — 5.8%
Chevron Corp.	142,500	17,172,675
ConocoPhillips	157,500	10,242,225
TOTAL SA ADR	394,500	21,815,850
		49,230,750

Paper and Forest Products — 1.0%
Mondi plc	378,500	8,935,083
Pharmaceuticals — 7.6%
Johnson & Johnson	251,700	36,715,479
Pfizer, Inc.	713,000	27,935,340
		64,650,819
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	69,900	4,266,696
Intel Corp.	179,700	10,755,045
Maxim Integrated Products, Inc.	91,600	5,634,316
Texas Instruments, Inc.	75,700	9,711,553
		30,367,610
Software — 1.0%
Oracle Corp. (New York)	162,800	8,625,144
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	71,500	11,451,440
TOTAL COMMON STOCKS (Cost $654,440,454)		829,406,702
EXCHANGE-TRADED FUNDS — 2.2%
iShares Russell 1000 Value ETF (Cost $16,473,120)	137,200	18,725,056
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $6,679,604), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $6,539,226)		6,538,736
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $1,487,199), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $1,455,053)		1,455,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,194	4,194
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,997,930)		7,997,930
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $678,911,504)		856,129,688
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,431,544)
TOTAL NET ASSETS — 100.0%		$853,698,144

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	36,800,840	EUR	32,780,624	Credit Suisse AG	3/31/20	$(172,285)
GBP	216,552	USD	284,189	JPMorgan Chase Bank N.A.	3/31/20	3,348
USD	7,695,016	GBP	5,841,643	JPMorgan Chase Bank N.A.	3/31/20	(61,479)
JPY	27,077,333	USD	250,341	Bank of America N.A.	3/31/20	47
USD	6,722,549	JPY	731,331,973	Bank of America N.A.	3/31/20	(40,202)
						$(270,571)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	799,233,875	30,172,827	—
Exchange-Traded Funds	18,725,056	—	—
Temporary Cash Investments	4,194	7,993,736	—
	817,963,125	38,166,563	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,395	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	273,966	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.